Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: August 12, 2024

Payment Date	8/15/2024
Collection Period Start	7/1/2024
Collection Period End	7/31/2024
Interest Period Start	7/15/2024
Interest Period End	8/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$517,080,647.57	$34,456,361.01	$482,624,286.56	0.727732	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$724,770,647.57	$34,456,361.01	$690,314,286.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$772,094,121.91	$735,341,204.33	0.362987
YSOC Amount	$42,575,780.28	$40,279,223.71
Adjusted Pool Balance	$729,518,341.63	$695,061,980.62
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$517,080,647.57	3.17000%	30/360	$1,365,954.71
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$724,770,647.57			$1,972,046.21

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$772,094,121.91	$735,341,204.33
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$729,518,341.63	$695,061,980.62
Number of Receivables Outstanding	58,655	57,485
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	35.1	34.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,345,575.84
Principal Collections	$36,445,986.85
Liquidation Proceeds	$239,454.78
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,031,017.47
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,031,017.47

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$643,411.77	$643,411.77	$—	$—	$38,387,605.70
Interest - Class A-1 Notes	$—	$—	$—	$—	$38,387,605.70
Interest - Class A-2 Notes	$—	$—	$—	$—	$38,387,605.70
Interest - Class A-3 Notes	$1,365,954.71	$1,365,954.71	$—	$—	$37,021,650.99
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$36,604,631.32
First Allocation of Principal	$—	$—	$—	$—	$36,604,631.32
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$36,547,819.57
Second Allocation of Principal	$—	$—	$—	$—	$36,547,819.57
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$36,485,627.32
Third Allocation of Principal	$10,728,666.95	$10,728,666.95	$—	$—	$25,756,960.37
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,686,892.54
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,706,892.54
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,706,892.54
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,959,198.48
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,959,198.48
Remaining Funds to Certificates	$1,959,198.48	$1,959,198.48	$—	$—	$—
Total	$39,031,017.47	$39,031,017.47	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$42,575,780.28
Increase/(Decrease)	$(2,296,556.57)
Ending YSOC Amount	$40,279,223.71

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$729,518,341.63	$695,061,980.62
Note Balance	$724,770,647.57	$690,314,286.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	32	$306,930.73
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	164	$239,454.78
Monthly Net Losses (Liquidation Proceeds)			$67,475.95
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.17%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$4,223,936.95
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	171	$2,876,193.00
60-89 Days Delinquent	0.12%	54	$849,580.55
90-119 Days Delinquent	0.03%	14	$256,491.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	239	$3,982,265.22

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$25,102.52
Total Repossessed Inventory		14	$263,859.72

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		68	$1,106,072.22
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.17%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.72	0.10%	40	0.07%